UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811- 21141

                                OPTIMUM Q FUNDS
               (Exact name of registrant as specified in charter)

                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
              (Address of principal executive offices) (Zip code)

                                  JOHN SHERMAN
                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
                    (Name and address of agent for service)

                                 (617)-234-2200
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31, 2004

Date of reporting period:  JULY 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (OPTIMUM Q FUNDS LOGO)

                                 Annual Report
                                 July 31, 2004

                          Optimum Q-All Cap Core Fund
                         Optimum Q-Balanced Growth Fund
                      Optimum Q-Capital Conservation Fund

                               TABLE OF CONTENTS

Letter From the Manager
Schedule of Investments
  All Cap Core Fund                                                          1
  Balanced Growth Fund                                                       6
  Capital Conservation Fund                                                 15
Statements of Assets and
  Liabilities                                                               22
Statements of Operations                                                    24
Statements of Changes in
  Net Assets                                                                25
Financial Highlights                                                        28
Notes to Financial Statements                                               31
Report of Independent
  Registered Public
  Accounting Firm                                                           39
Additional Information                                                      40

Letter From the President

                                                                  September 2004

Dear Shareholder:

To the general dismay of interested parties, pundits and investors alike, the economy and the markets that depend on it rarely move in straight lines. As we are now experiencing, the transition between periods of weakness and strength tends to involve a series of erratic fits and starts. A year ago the economy was plagued with weak growth, a lack of job creation and fears of deflation. At the same time, equity markets were factoring in expectations for improved growth, job creation and corporate profits. Although the past year has brought with it the anticipated improvement in GDP, jobs - albeit fewer than most had hoped - and corporate profits, a new set of concerns has emerged. These issues include a potential decline in consumer spending brought on by the fading stimulus of tax cuts and the housing refinance boom, surging oil prices, inflation, the sustainability of corporate profit growth and general world instability (read terrorism). The forward looking nature of the equity market was quite evident over this period as it experienced a surge during the latter stages of 2003 followed by stagnant results thus far in 2004 as new concerns about the future replaced the old ones.

The performance of our strategies over this period was extremely satisfying.
The All Cap Core Fund enjoyed the best of both worlds by participating in a rallying market late last year and then providing downside protection as the market stalled over the first seven months of 2004. The Balanced Growth Fund's diversification allowed it to generate strong results while demonstrating the stability for which it was designed. As we discuss in more detail in the pages that follow, both Funds soundly beat their respective benchmarks. The Capital Conservation Fund's results were less noteworthy but remained consistent with its capital preservation objective. It is especially important in a decades-low period of interest rates to have the discipline to keep the investment objective of the Fund in mind and not to overreach for yield. We look forward to the return to more normalized rates that the Fed initiated with its recent rate increase in June, which should significantly help the Fund's performance.

We are thankful for your support and interested in any thoughts or questions you have about this report, our strategies or our Fund Family in general. As always, please feel free to call us at 1-866-784-6867 (1-86-OPTIMUMQ) or visit our web site at www.optimumqfunds.com.

Best regards,

/s/R. Schorr Berman

R. Schorr Berman
President

For this letter and the discussions that follow, please refer to the report section for standardized performance, index information and portfolio holdings. Portfolio holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus. Mutual fund investing involves risk; principal loss is possible.

Quasar Distributors, LLC, Distributor 11/04

QUARTERLY DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov and may also be reviewed and copied at the SEC's public reference room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

               Optimum QTM All Cap Core                       Lipper Multi-Cap
   Date          Fund - Memorial Class      Russell 3000      Core Fund Index
   ----          ---------------------      ------------      ---------------
 10/1/2002              $10,000               $10,000             $10,000
 1/31/2003              $10,534               $10,538             $10,453
 7/31/2003              $11,775               $12,454             $12,268
 1/31/2004              $13,993               $14,453             $14,289
 7/31/2004              $13,870               $14,112             $13,932

Optimum QTM All Cap Core Fund--Memorial Class

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2004

                                                                  ANNUALIZED
                                                    ONE        SINCE INCEPTION
                                                    YEAR      (OCTOBER 1, 2002)
                                                    ----      -----------------
Optimum QTM All Cap Core Fund--Memorial Class      17.78%           19.57%
Russell 3000 Index                                 13.67%           20.67%
Lipper Multi-Cap Core Fund Index                   13.57%           19.83%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 17.78% for the twelve months ended July 31, 2004, handily beating the 13.67% result for the Russell 3000 Index and the 13.57% result for the Lipper Multi-Cap Core Index, a measure of the performance of peer mutual funds. It is noteworthy that the Fund outperformed on a relative basis during both the first part of the period when the market was rallying in anticipation of an improving economy and the latter half when the market declined in the face of higher interest rates and uncertain earnings prospects. We are optimistic that the strategy's superior stock selection will enable the Fund to exhibit this type of outperformance in differing market environments.

Compared to its benchmark, the Russell 3000 Index, the Fund's overweight position in value stocks was a key contributor to the Fund's results as these issues outperformed growth stocks. With regard to capitalization, an overweight position in mid cap stocks, which performed well, offset the negative contribution of an underweight to small cap shares. Also helping results were an overweight position in Energy companies and an underweight in stocks of Health Care and Information Technology companies. An underweight position in Capital Goods stocks, which have performed well, contributed negatively to results.

The Fund's portfolio remains overweight value stocks and favors large and mid-capitalization stocks over small. On a sector basis, the largest overweights remain Energy and Financial Services, while Health Care and Information Technology are the most significant underweights. Whether the market continues to struggle to regain its legs or resumes the upward trajectory it enjoyed earlier in the year, we will strive for strong risk-adjusted returns through disciplined, fundamentally based stock selection.

The Fund invests in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

SECTOR BREAKDOWN (as % of investments)

                    Basic Industries                    4.5%
                    Capital Goods                       4.7%
                    Consumer Durables                   8.9%
                    Consumer Cyclicals                 12.7%
                    Consumer Staples                    3.9%
                    Energy                             13.2%
                    Financial Services                 29.3%
                    Healthcare                          4.2%
                    Information Technology             10.8%
                    Public Utilities                    5.0%
                    Transportation                      2.8%

                       Optimum QTM                            Lipper Balanced
    Date          Balanced Growth Fund        S&P 500            Fund Index
    ----          --------------------        -------            ----------
 10/1/2002               $10,000              $10,000             $10,000
 1/31/2003               $10,292              $10,560             $10,389
 7/31/2003               $11,418              $12,333             $11,509
 1/31/2004               $13,163              $14,211             $12,838
 7/31/2004               $13,173              $13,958             $12,691

Optimum QTM Balanced Growth Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2004

                                                                  ANNUALIZED
                                               ONE             SINCE INCEPTION
                                              YEAR            (OCTOBER 1, 2002)
                                              ----            -----------------
Optimum QTM Balanced Growth Fund             15.37%                 16.25%
S&P 500 Index                                13.52%                 19.95%
Lipper Balanced Fund Index                   10.27%                 13.88%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500'' is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

One cannot invest directly in an index.

BALANCED GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 15.37% for the twelve-months ended July 31, 2004, well ahead of the 10.27% result for the Lipper Balanced Fund Index and the 13.52% return on the S&P 500 Index. Given the Fund's broad diversification, we continue to be pleased with its outperformance relative to a more narrow domestic equity index such as the S&P during a period of rising U.S. markets.

The Fund's largest allocation was to U.S. equities, which were targeted at 50% of Fund assets throughout the period. These investments, which are managed under our proprietary All Cap Core strategy, performed extremely well, soundly besting the return on the Russell 3000 Index over the period. The Fund's allocation to Real Estate Investment Trusts ("REITs") was reduced from 15% to 8% as the performance of these investments fluctuated dramatically in reaction to the prospect of higher interest rates. Overall the performance of the Fund's REIT investments was exceptional, returning more than 25% during the year. We grew more comfortable with the outlook for fixed income investments late in the period after the market priced in a series of aggressive Federal Reserve rate hikes. We increased the Fund's allocation to fixed income to 30% at that time and increased the duration of these investments to approximately 2.5 years, up from 20% and 2.2 years, respectively.

The benefits of the Fund's diversified approach have been demonstrated as the economy struggles to establish a clear growth trend. History shows us that these transitory periods rarely occur smoothly and often will feature rotating areas of market leadership. Through this period we will remain disciplined in our diversified approach and are unlikely to shift the Fund's allocations materially until we have a better picture of the economy's true path.

The Fund invests in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in foreign securities which involves greater volatility and political, economic and currency risks and differences in accounting methods.

ASSET ALLOCATION BREAKDOWN (as % of investments)

                    Domestic Equity                    48.4%
                    Fixed Income                       31.7%
                    International Equity                8.4%
                    REITs                               7.8%
                    Short-Term Investments              3.7%

                                            Citigroup        Lipper Short-Term
                Optimum QTM Capital      Salomon 1-Year       Investment Grade
    Date         Conservation Fund       Treasury Index         Funds Index
    ----         -----------------       --------------         -----------
 10/1/2002            $10,000                $10,000              $10,000
 1/31/2003            $10,017                $10,072              $10,126
 7/31/2003            $10,082                $10,145              $10,233
 1/31/2004            $10,160                $10,223              $10,411
 7/31/2004            $10,168                $10,245              $10,430

Optimum QTM Capital Conservation Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2004

                                                                 ANNUALIZED
                                                ONE           SINCE INCEPTION
                                                YEAR         (OCTOBER 1, 2002)
                                                ----         -----------------
Optimum QTM Capital Conservation Fund          0.86%               0.92%
Citigroup Salomon 1-Year Treasury Index        0.98%               1.33%
Lipper Short-Term Investment
  Grade Funds Index                            1.92%               2.32%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-86-OPTIMUMQ.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Citigroup Salomon 1-Year Treasury Benchmark Index ("Citigroup Salomon 1-Year Treasury Index'') is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short-Term Investment Grade Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade funds category. These Funds, by portfolio practice, invest primarily in investment grade debt issues (rated in top four grades) with dollar weighted average maturities of six months to three years.

One cannot invest directly in an index.

CAPITAL CONSERVATION FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's 0.86% return for the year fell just short of the 0.98% result for the Salomon 1-Year Treasury Index and trailed by a wider margin the 1.92% return for the Lipper Short-Term Investment Grade Fund Index, a measure of the return on peer mutual funds. Performance was hindered by the Fund's conservative positioning over most of the period. In our view the additional yield offered by a more aggressive stance did not provide sufficient compensation for the potential risk of losses should rates increase significantly. Put another way, it has been our conclusion that a conservative posture has been warranted for a Fund with a capital preservation objective in an environment of decades-low interest rates.

In April, when the first signs of new job creation became evident, the rate increase that we have been anticipating began to play out as rates jumped in anticipation of a series of Federal Reserve rate hikes. Although the full benefit of this shift has yet to be realized because slower prepayments on mortgages (a positive for Fund performance) can take several months to be realized following a rate increase, performance did begin to improve in July. After this increase, we determined that rates were unlikely to increase as rapidly as the market expected and extended the Fund's duration. Although this did not represent a significant move, it marked a change in strategy for the Fund. In our view the threat of a significant increase in rates in the near term was mitigated to a great extent because such a change was largely priced into the market. Our move to a slightly longer duration coupled with the increase in rates should result in a higher yield for the Fund's portfolio in the months ahead.

The Federal Reserve followed through on the market's expectations by raising rates by 0.25% in June and is all but certain to institute another 0.25% hike in August. Importantly the Fed has clearly stated its intention to carry out future hikes at a "measured" pace. With a 1.6 year duration and a concentration in well-structured, premium mortgage-backed instruments, the Fund's portfolio is positioned to perform best in just such a scenario.

SECURITY TYPE BREAKDOWN (as % of investments)

          U.S. Government Securities                             58.3%
          Non-Agency Mortgage & Asset Backed Securities          24.4%
          Corporate Notes & Bonds                                11.5%
          Certificates of Deposit                                 0.2%
          Short-Term Investments                                  5.6%

OPTIMUM QTM FUNDS

ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED JULY 31, 2004

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/04 - 7/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses of the Funds. Although the Funds charge no sales load or redemption fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee. You may use the information in the first line of the table below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALL CAP CORE FUND--MEMORIAL CLASS

                                                              EXPENSES PAID
                              BEGINNING     ENDING VALUE    DURING THE PERIOD
                             VALUE 2/1/04     7/31/04     2/1/04 - 7/31/04*<F1>
                             ------------   ------------  ---------------------
Actual                          $1,000         $  991             $6.19
Hypothetical (5% annual
  return before expenses)       $1,000         $1,019             $6.27

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

ALL CAP CORE FUND--ADVISER CLASS

                                                              EXPENSES PAID
                              BEGINNING     ENDING VALUE    DURING THE PERIOD
                             VALUE 2/1/04     7/31/04     2/1/04 - 7/31/04*<F2>
                             ------------   ------------  ---------------------
Actual                          $1,000         $  990             $7.42
Hypothetical (5% annual
  return before expenses)       $1,000         $1,017             $7.52

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

BALANCED GROWTH FUND

                                                              EXPENSES PAID
                              BEGINNING     ENDING VALUE    DURING THE PERIOD
                             VALUE 2/1/04     7/31/04     2/1/04 - 7/31/04*<F3>
                             ------------   ------------  ---------------------
Actual                          $1,000         $1,001             $5.76
Hypothetical (5% annual
  return before expenses)       $1,000         $1,019             $5.82

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.16% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CAPITAL CONSERVATION FUND

                                                              EXPENSES PAID
                              BEGINNING     ENDING VALUE    DURING THE PERIOD
                             VALUE 2/1/04     7/31/04     2/1/04 - 7/31/04*<F4>
                             ------------   ------------  ---------------------
Actual                          $1,000         $1,001             $4.73
Hypothetical (5% annual
  return before expenses)       $1,000         $1,020             $4.77

*<F4> Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004

 SHARES                                                               VALUE
 ------                                                               -----
           COMMON STOCKS                                   97.57%

           AEROSPACE & DEFENSE                    4.57%
  20,100   United Technologies Corporation                         $ 1,879,350
                                                                   -----------

           AGRICULTURE                            0.79%
   8,100   Bunge Limited                                               325,053
                                                                   -----------

           AIRLINES                               0.09%
   1,800   Alaska Air Group, Inc.*<F5>                                  37,494
                                                                   -----------

           AUTOMOTIVE                             3.72%
  30,600   General Motors Corporation                                1,320,084
   3,500   Harley-Davidson, Inc.                                       209,545
                                                                   -----------
                                                                     1,529,629
                                                                   -----------

           BANKING                                5.12%
   9,300   UnionBanCal Corporation                                     539,865
  27,300   Wells Fargo & Company                                     1,567,293
                                                                   -----------
                                                                     2,107,158
                                                                   -----------

           BUILDING & HOUSING                     3.79%
   1,100   Beazer Homes USA, Inc.                                      102,740
   2,700   Centex Corporation                                          114,534
   3,700   KB HOME                                                     236,985
   2,690   M.D.C. Holdings, Inc.                                       180,634
     300   NVR, Inc.*<F5>                                              139,800
  10,300   Pulte Homes, Inc.                                           562,689
   1,900   The Ryland Group, Inc.                                      147,098
   1,800   Texas Industries, Inc.                                       77,094
                                                                   -----------
                                                                     1,561,574
                                                                   -----------

           COMPUTER PERIPHERALS                   0.16%
   3,300   Electronics for Imaging, Inc.*<F5>                           66,231
                                                                   -----------

           COMPUTER SERVICES                      1.28%
   4,600   Tech Data Corporation*<F5>                                  172,316
   7,600   NCR Corporation*<F5>                                        352,868
                                                                   -----------
                                                                       525,184
                                                                   -----------
           COMPUTERS                              3.87%
  18,300   International Business Machines Corporation               1,593,381
                                                                   -----------

           CONSUMER PRODUCTS                      3.85%
  30,400   The Proctor & Gamble Company                              1,585,360
                                                                   -----------

           DRUGS                                  3.46%
  27,900   Merck & Co. Inc.                                          1,265,265
   5,000   Pfizer Inc.                                                 159,800
                                                                   -----------
                                                                     1,425,065
                                                                   -----------

           E-COMMERCE                             2.41%
  13,800   Amazon.com, Inc.*<F5>                                       537,096
   5,800   eBay Inc.*<F5>                                              454,314
                                                                   -----------
                                                                       991,410
                                                                   -----------

           EDUCATION                              3.01%
  14,000   Apollo Group, Inc.--Class A*<F5>                          1,169,700
   3,800   Corinthian Colleges, Inc.*<F5>                               71,136
                                                                   -----------
                                                                     1,240,836
                                                                   -----------

           ELECTRONICS                            0.96%
   4,600   Harman International Industries, Incorporated               394,358
                                                                   -----------

           FINANCIAL SERVICES                     9.87%
   2,550   Affiliated Managers Group, Inc.*<F5>                        117,070
   5,000   The Bear Stearns Companies Inc.                             417,100
  17,400   CIT Group Inc.                                              604,824
  20,200   Fannie Mae                                                1,433,392
  16,900   The Goldman Sachs Group, Inc.                             1,490,411
                                                                   -----------
                                                                     4,062,797
                                                                   -----------

           HEALTHCARE SERVICES & SUPPLIES         0.59%
   3,500   Varian Medical Systems, Inc.*<F5>                           241,535
                                                                   -----------

           INSURANCE                             10.63%
  40,450   The Allstate Corporation                                  1,904,386
   6,700   W.R. Berkley Corporation                                    274,298
   1,900   The Chubb Corporation                                       130,682
   1,600   LandAmerica Financial Group, Inc.                            63,200
  10,900   Lincoln National Corporation                                476,330
   7,600   Loews Corporation                                           430,388
   3,500   MGIC Investment Corporation                                 248,500
   4,400   Mercury General Corporation                                 207,372
   3,800   Nationwide Financial Services, Inc. - Class A               134,786
   2,000   Principal Financial Group, Inc.                              67,980
     850   Protective Life Corporation                                  30,812
     900   Reinsurance Group of America, Incorporated                   35,865
     900   SAFECO Corporation                                           42,354
     800   StanCorp Financial Group, Inc.                               56,240
   5,200   Torchmark Corporation                                       271,856
                                                                   -----------
                                                                     4,375,049
                                                                   -----------

           LEISURE & GAMING                       0.34%
   4,300   International Game Technology                               139,062
                                                                   -----------

           METALS                                 2.84%
   6,600   Nucor Corporation                                           552,090
   7,100   Phelps Dodge Corporation*<F5>                               553,374
   1,400   Quanex Corporation                                           63,700
                                                                   -----------
                                                                     1,169,164
                                                                   -----------

           NETWORKING PRODUCTS                    3.93%
  77,500   Cisco Systems,  Inc.*<F5>                                 1,616,650
                                                                   -----------

           OIL & GAS                             12.86%
   7,200   Amerada Hess Corporation                                    600,120
  20,700   Anadarko Petroleum Corporation                            1,237,653
   8,000   Apache Corporation                                          372,240
  24,400   Marathon Oil Corporation                                    919,148
  31,100   Occidental Petroleum Corporation                          1,532,297
     800   Pogo Producing Company                                       35,504
   2,900   Spinnaker Exploration Company*<F5>                          103,733
   2,200   Stone Energy Corporation*<F5>                                99,528
  13,800   Transocean Inc.*<F5>                                        391,920
                                                                   -----------
                                                                     5,292,143
                                                                   -----------

           PAPER                                  0.78%
   4,700   Temple-Inland Inc.                                          320,775
                                                                   -----------

           RETAIL                                 6.85%
   6,350   AutoZone, Inc.*<F5>                                         490,220
  14,400   Federated Department Stores, Inc.                           690,048
  47,800   The Home Depot, Inc.                                      1,611,816
     500   The Neiman Marcus Group, Inc.--Class A                       27,275
                                                                   -----------
                                                                     2,819,359
                                                                   -----------

           SAVINGS & LOANS                        3.00%
   5,350   Astoria Financial Corporation                               182,756
   7,700   Golden West Financial Corporation                           823,207
   5,900   Washington Mutual, Inc.                                     228,920
                                                                   -----------
                                                                     1,234,883
                                                                   -----------

           SEMICONDUCTORS                         0.14%
   1,700   Silicon Laboratories Inc.*<F5>                               59,993
                                                                   -----------

           SOFTWARE                               1.15%
   1,800   Activision, Inc.*<F5>                                        26,370
   6,000   Electronic Arts Inc.*<F5>                                   300,780
   5,000   Red Hat, Inc.*<F5>                                           85,600
   3,100   THQ Inc.*<F5>                                                59,055
                                                                   -----------
                                                                       471,805
                                                                   -----------

           TRANSPORTATION                         2.63%
  30,500   Burlington Northern Sante Fe Corporation                  1,082,140
                                                                   -----------

           UTILITY--ELECTRIC                      2.20%
  13,900   Entergy Corporation                                         799,250
   3,350   Wisconsin Energy Corporation                                107,703
                                                                   -----------
                                                                       906,953
                                                                   -----------

           UTILITY--GAS                           0.18%
   1,600   Energen Corporation                                          75,760
                                                                   -----------

           UTILITY--TELEPHONE                     2.50%
  26,700   Verizon Communications Inc.                               1,029,018
                                                                   -----------
           TOTAL COMMON STOCKS
             (COST $37,067,314)                                     40,159,169
                                                                   -----------

           SHORT-TERM INVESTMENTS                           2.22%

           MONEY MARKET MUTUAL FUNDS              2.22%
 914,353   SEI Daily Income Trust Government Fund--Class B             914,353
                                                                   -----------
           TOTAL SHORT-TERM INVESTMENTS
             (COST $914,353)                                           914,353
                                                                   -----------
           TOTAL INVESTMENT
             IN SECURITIES                                 99.79%
             (COST $37,981,667)                                     41,073,522
                                                                   -----------
           OTHER ASSETS LESS
             LIABILITIES                                    0.21%       87,319
                                                                   -----------
           NET ASSETS                                     100.00%  $41,160,841
                                                                   -----------
                                                                   -----------

*<F5>  Non-income producing security

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004

   SHARES                                                             VALUE
   ------                                                             -----
             COMMON STOCKS                                 56.27%

             AEROSPACE & DEFENSE                  2.28%
    13,100   United Technologies Corporation                       $ 1,224,850
                                                                   -----------

             AGRICULTURE                          0.44%
     5,900   Bunge Limited                                             236,767
                                                                   -----------

             AIRLINES                             0.06%
     1,500   Alaska Air Group, Inc.*<F6>                                31,245
                                                                   -----------

             AUTOMOTIVE                           1.76%
    22,000   General Motors Corporation                                949,080
                                                                   -----------

             BANKING                              2.66%
     4,300   UnionBanCal Corporation                                   249,615
    20,600   Wells Fargo & Company                                   1,182,646
                                                                   -----------
                                                                     1,432,261
                                                                   -----------

             BUILDING & HOUSING                   1.92%
       400   Beazer Homes USA, Inc.                                     37,360
     4,500   Centex Corporation                                        190,890
     2,650   KB HOME                                                   169,732
     1,030   M.D.C. Holdings, Inc.                                      69,165
       200   NVR, Inc.*<F6>                                             93,200
     5,900   Pulte Homes, Inc.                                         322,317
     1,300   The Ryland Group, Inc.                                    100,646
     1,200   Texas Industries, Inc.                                     51,396
                                                                   -----------
                                                                     1,034,706
                                                                   -----------

             COMPUTER PERIPHERALS                 0.12%
     3,200   Electronics for Imaging, Inc.*<F6>                         64,224
                                                                   -----------

             COMPUTER SERVICES                    0.60%
     1,500   Tech Data Corporation*<F6>                                 56,190
     5,700   NCR Corporation*<F6>                                      264,651
                                                                   -----------
                                                                       320,841
                                                                   -----------

             COMPUTERS                            2.15%
    13,300   International Business Machines Corporation             1,158,031
                                                                   -----------

             CONSUMER PRODUCTS                    2.09%
    21,600   The Proctor & Gamble Company                            1,126,440
                                                                   -----------

             DRUGS                                1.87%
    22,200   Merck & Co. Inc.                                        1,006,770
                                                                   -----------

             E-COMMERCE                           1.22%
    11,300   Amazon.com, Inc.*<F6>                                     439,796
     2,800   eBay Inc.*<F6>                                            219,324
                                                                   -----------
                                                                       659,120
                                                                   -----------

             EDUCATION                            1.67%
     9,950   Apollo Group, Inc.--Class A*<F6>                          831,322
     3,500   Corinthian Colleges, Inc.*<F6>                             65,520
                                                                   -----------
                                                                       896,842
                                                                   -----------

             ELECTRONICS                          0.61%
     3,800   Harman International Industries, Incorporated             325,774
                                                                   -----------

             FINANCIAL SERVICES                   3.41%
     4,200   The Bear Stearns Companies Inc.                           350,364
    12,500   CIT Group Inc.                                            434,500
     1,850   Fannie Mae                                                131,276
    10,400   The Goldman Sachs Group, Inc.                             917,176
                                                                   -----------
                                                                     1,833,316
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES       0.37%
     2,900   Varian Medical Systems, Inc.*<F6>                         200,129
                                                                   -----------

             INSURANCE                            4.63%
    25,950   The Allstate Corporation                                1,221,726
     5,000   W.R. Berkley Corporation                                  204,700
     1,100   LandAmerica Financial Group, Inc.                          43,450
     6,600   Lincoln National Corporation                              288,420
     5,000   Loews Corporation                                         283,150
     3,000   Mercury General Corporation                               141,390
     1,100   Protective Life Corporation                                39,875
     5,150   Torchmark Corporation                                     269,242
                                                                   -----------
                                                                     2,491,953
                                                                   -----------

             METALS                               1.58%
     4,600   Nucor Corporation                                         384,790
     5,400   Phelps Dodge Corporation*<F6>                             420,876
     1,000   Quanex Corporation                                         45,500
                                                                   -----------
                                                                       851,166
                                                                   -----------

             NETWORKING PRODUCTS                  2.05%
    52,800   Cisco Systems,  Inc.*<F6>                               1,101,408
                                                                   -----------

             OIL & GAS                            6.47%
     5,400   Amerada Hess Corporation                                  450,090
    13,700   Anadarko Petroleum Corporation                            819,123
     4,100   Apache Corporation                                        190,773
     1,600   The Houston Exploration Company*<F6>                       86,400
    16,000   Marathon Oil Corporation                                  602,720
    19,750   Occidental Petroleum Corporation                          973,082
     1,900   Spinnaker Exploration Company*<F6>                         67,963
     1,600   Stone Energy Corporation*<F6>                              72,384
     7,800   Transocean Inc.*<F6>                                      221,520
                                                                   -----------
                                                                     3,484,055
                                                                   -----------

             PAPER                                0.41%
     3,200   Temple-Inland Inc.                                        218,400
                                                                   -----------

             REAL ESTATE INVESTMENT TRUSTS        7.79%
     7,800   Archstone-Smith Trust                                     229,554
     3,800   Avalonbay Communities, Inc.                               221,160
     4,900   Boston Properties, Inc.                                   259,210
     3,600   CenterPoint Properties Trust                              138,168
     6,700   Developers Diversified Realty Corporation                 240,396
     7,800   Duke Realty Corporation                                   239,928
     7,700   Equity Residential                                        227,535
     5,800   Federal Realty Investment Trust                           244,760
    11,300   General Growth Properties, Inc.                           339,904
     8,200   Health Care Property Investors, Inc.                      204,672
     2,800   Hospitality Properties Trust                              111,664
     4,900   Kimco Realty Corporation                                  235,690
     5,500   Plum Creek Timber Company, Inc.                           172,590
     8,000   Prentiss Properties Trust                                 274,080
     4,800   ProLogis                                                  163,392
     3,300   Public Storage, Inc.                                      155,529
    16,300   Taubman Centers, Inc.                                     376,530
     6,200   Vornado Realty Trust                                      360,158
                                                                   -----------
                                                                     4,194,920
                                                                   -----------

             RETAIL                               3.48%
     3,750   AutoZone, Inc.*<F6>                                       289,500
    10,500   Federated Department Stores, Inc.                         503,160
    31,200   The Home Depot, Inc.                                    1,052,064
       500   The Neiman Marcus Group, Inc.--Class A                     27,275
                                                                   -----------
                                                                     1,871,999
                                                                   -----------

             SAVINGS & LOANS                      1.64%
     6,700   Golden West Financial Corporation                         716,297
     4,300   Washington Mutual, Inc.                                   166,840
                                                                   -----------
                                                                       883,137
                                                                   -----------

             SOFTWARE                             0.52%
     3,700   Electronic Arts Inc.*<F6>                                 185,481
     3,700   Red Hat, Inc.*<F6>                                         63,344
     1,700   THQ Inc.*<F6>                                              32,385
                                                                   -----------
                                                                       281,210
                                                                   -----------

             TRANSPORTATION                       1.42%
    21,500   Burlington Northern Sante Fe Corporation                  762,820
                                                                   -----------

             UTILITY--ELECTRIC                    1.39%
    11,550   Entergy Corporation                                       664,125
     2,600   Wisconsin Energy Corporation                               83,590
                                                                   -----------
                                                                       747,715
                                                                   -----------

             UTILITY--GAS                         0.14%
     1,600   Energen Corporation                                        75,760
                                                                   -----------

             UTILITY--TELEPHONE                   1.52%
    21,200   Verizon Communications Inc.                               817,048
                                                                   -----------
             TOTAL COMMON STOCKS
               (COST $26,751,060)                                   30,281,987
                                                                   -----------

             EXCHANGE TRADED FUNDS                          8.38%
    32,950   iShares MSCI EAFE Index Fund(1)<F7>                     4,510,855
                                                                   -----------
             TOTAL EXCHANGE TRADED FUNDS
               (COST $3,346,284)                                     4,510,855
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             CORPORATE NOTES & BONDS                        5.92%
  $100,000   Air Products and Chemicals, Inc. Notes,
               7.375%, Due 5/1/05                                      103,519
   250,000   The Bear Stearns Companies Inc.
               Medium-Term Floating Rate Notes,
               Series B, 1.80%, Due 6/19/06                            250,938
   125,000   Boeing Capital Corporation Senior Notes,
               5.65%, Due 5/15/06                                      131,415
   100,000   Dominion Resources Inc. Senior Notes,
               7.625%, Due 7/15/05                                     104,836
   200,000   Ford Motor Credit Co. Notes,
               6.875%, Due 2/1/06                                      209,905
   300,000   General Motors Acceptance Corporation Notes,
               6.125%, Due 2/1/07                                      314,115
   300,000   Household Finance Corporation Notes,
               7.20%, Due 7/15/06                                      322,651
   175,000   Lincoln National Corporation Debentures,
               9.125%, Due 10/1/24                                     184,248
   100,000   Masco Corporation Notes,
               6.75%, Due 3/15/06                                      105,948
   300,000   SLM Corporation Medium Term Notes,
               3.95%, Due 8/15/08                                      298,362
   250,000   Safeway Inc. Notes, 4.80%, Due 7/16/07                    256,243
   250,000   TCI Communications Inc. Senior Notes,
               6.875%, Due 2/15/06                                     263,904
   200,000   Verizon Global Funding Corp. Notes,
               6.125%, Due 6/15/07                                     213,891
   100,000   Washington Mutual Inc. Notes,
               7.50%, Due 8/15/06                                      108,346
   300,000   Weyerhaeuser Co. Notes,
               6.00%, Due 8/1/06                                       315,860
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $3,207,548)                                     3,184,181
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                      3.19%
   265,301   Advanta Mortgage Loan Trust Asset-Backed
               Certificates, Series 1998-1, Class A6,
               6.43%, Due 3/25/28                                      265,216
   203,830   Banc of America Funding Corporation
               Mortgage Pass-Through Certificates,
               Series 2003-1, Class A1, 6.00%, Due 5/20/33             206,256
    12,260   Bear Stearns Mortgage Securities, Inc.
               Mortgage Variable Rate Pass-Thru
               Certificates, Series 1997-6, Class 1-A,
               6.767%, Due 3/25/31                                      12,434
   161,775   Credit Suisse First Boston Mortgage
               Pass-Through Certificates, Series 2002-HE4,
               Class AF, 5.51%, Due 8/25/32                            166,356
    14,052   Residential Accredit Loans, Inc. Mortgage
               Asset-Backed Pass-Thru Certificates,
               Series 1997-QS9, Class A-8, 7.25%, Due 9/25/2714,043
    65,800   Residential Asset Securities Corporation
               Home Equity Mortgage Asset-Backed
               Pass-Thru Certificates, Series 2002-KS8,
               Class A-2, 3.04%, Due 5/25/23                            65,806
 1,000,000   WAMU Floating Rate Mortgage
               Pass-Through Certificates, Series 2003-AR9,
               Class 1A6, 4.07%, Due 9/25/33                           988,399
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $1,724,411)                                     1,718,510
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                               22.60%
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   500,000   Series 2676, Class JA, 4.00%, Due 8/15/13                 505,599
   500,000   Series 2663, Class LN, 4.50%, Due 1/15/22                 510,309
   125,000   Series 2626, Class NA, 5.00%, Due 6/15/23                 127,827
   750,000   Series 1686, Class PJ, 5.00%, Due 2/15/24                 760,396
   153,948   Series 2366, Class VG, 6.00%, Due 6/15/11                 161,269
    75,000   Series 2497, Class JH, 6.00%,  Due 9/15/32                 76,544
    40,000   Series 2099, Class A, 6.25%, Due 11/15/28                  40,946
    78,674   Series 2335, Class VA, 6.50%, Due 4/15/12                  80,859
    36,000   Series 1643, Class PJ, 6.50%, Due 10/15/23                 38,380
    69,131   Series 1665, Class KZ, 6.50%, Due 1/15/24                  72,204
   200,000   Series 1568, Class D, 6.75%, Due 8/15/23                  207,212
    14,588   Series 1468, Class M, 7.00%, Due 1/15/10                   14,588
    83,378   Series 1595, Class D, 7.00%, Due 10/15/13                  87,563
    35,453   Series 1311, Class K, 7.00%, Due 7/15/22                   36,151
    78,849   Series 1384, Class D, 7.00%, Due 9/15/22                   81,719
   500,000   FHLMC Notes, 3.625%, Due 9/15/08                          495,554

             FNMA Guaranteed Mortgage
             Pass-Thru Certificates:
   361,919   Pool #E01538, 5.00%, Due 12/1/18                          365,151
   383,306   Pool #420173, 5.75%, Due 4/1/30                           389,748
    65,078   Pool #408761, 7.00%, Due 12/1/12                           69,052
    25,202   Pool #512255, 7.50%, Due 9/1/14                            26,871
   135,555   Pool #609554, 7.50%, Due 10/1/16                          144,549
   174,426   FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Inverse Variable Rate
             Pass-Thru Certificates, Series 1993-113,
             Class SB, 9.7489%, Due 7/25/23                            192,662

             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    47,388   Series 2003-35, Class UC, 3.75%, Due 5/25/33               47,388
   499,187   Series 2001-61, Class TD, 6.00%, Due 7/25/30              517,178
 1,240,657   Series 2004-56, Class A, 6.00%, Due 7/25/34             1,259,776
   230,000   Series 2002-1, Class HC, 6.50%, Due 2/25/22               238,640
    70,000   Series 2002-22, Class G, 6.50%, Due 4/25/32                73,156
   113,622   Series 1992-188, Class PZ, 7.50%, Due 10/25/22            122,363
    72,384   Series 2001-37, Class GA, 8.00%, Due 7/25/16               76,606
   211,130   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               228,559
    32,330   Series 1995-2, Class Z, 8.50%, Due 1/25/25                 35,080

             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
    77,000   Series 2002-17, Class B, 6.00%, Due 3/20/32                79,119
    76,013   Series 1999-29, Class PB, 7.25%, Due 7/16/28               80,519
   560,901   Series 1996-10, Class PD, 7.50%, Due 6/20/26              597,189
   114,819   Series 2000-26, Class Z, 7.75%, Due 9/20/30               119,599
 1,281,320   United States Treasury Inflation Index Note,
               3.625%, Due 1/15/08                                   1,281,320
 3,000,000   United States Treasury Notes, 2.625%, Due 5/15/08       2,922,072
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT &
               AGENCY ISSUES (COST $12,191,733)                     12,163,717
                                                                   -----------
  SHARES
  ------
             SHORT-TERM INVESTMENTS                         3.74%

             MONEY MARKET MUTUAL FUNDS            1.88%
 1,012,819   SEI Daily Income Trust
               Government Fund--Class B                              1,012,819
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             UNITED STATES
               GOVERNMENT SECURITIES              1.86%
$1,000,000   United States Treasury Bill, 1.21%, Due 9/16/04           998,454
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,011,273)                                     2,011,273
                                                                   -----------
             TOTAL INVESTMENTS                            100.10%
               (COST $49,232,309)                                   53,870,523
                                                                   -----------
             LIABILITIES LESS OTHER ASSETS      (0.10)%                (55,693)
                                                                   -----------
             NET ASSETS                                   100.00%  $53,814,830
                                                                   -----------
                                                                   -----------

  *<F6>   Non-income producing security.
(1)<F7>   Underlying securities are stocks of foreign companies.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
             CERTIFICATES OF DEPOSIT                        0.25%
$   95,000   Discover Bank, 4.25%, Due 1/31/05                     $    96,043
                                                                   -----------
             TOTAL CERTIFICATES OF DEPOSIT
               (COST $95,811)                                           96,043
                                                                   -----------

             CORPORATE NOTES & BONDS                       11.45%
   200,000   Air Products & Chemicals Inc. Notes,
               7.375%, Due 5/1/05                                      207,038
   500,000   The Bear Stearns Companies Inc.
               Medium-Term Floating Rate Notes,
               Series B, 1.80%, Due 6/19/06                            501,876
   174,000   Boeing Capital Corporation Senior Notes,
               5.65%, Due 5/15/06                                      182,930
   300,000   Cox Communications Inc. Notes,
               6.875%, Due 6/15/05                                     310,280
   350,000   Dominion Resources Inc. Senior Notes,
               7.625%, Due 7/15/05                                     366,927
   300,000   General Motors Acceptance Corporation
               Notes, 6.125%, Due 2/1/07                               314,115
   400,000   KeyCorp Subordinated Notes,
               7.25%, Due 6/1/05                                       415,534
   300,000   Lincoln National Corporation Debentures,
               9.125%, Due 10/1/24                                     315,853
   300,000   Masco Corporation Notes, 6.75%, Due 3/15/06               317,843
   290,000   SLM Corporation Medium Term Notes,
               3.95%, Due 8/15/08                                      288,416
   250,000   TCI Communications Inc. Senior Notes,
               6.875%, Due 2/15/06                                     263,904
   400,000   Washington Mutual Inc. Notes,
               7.50%, Due 8/15/06                                      433,382
   400,000   Weyerhaeuser Co. Notes, 6.00%, Due 8/1/06                 421,147
                                                                   -----------
             TOTAL CORPORATE NOTES & BONDS
               (COST $4,367,909)                                     4,339,245
                                                                   -----------

             NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES                     24.28%
    70,969   ANRC Auto Owner Trust Asset-Backed
               Certificates, Series 2001-A, Class A4,
               4.32%, Due 6/16/08                                       71,463
    83,128   Advanta Mortgage Loan Trust Asset-Backed
               Certificates, Series 1998-1, Class A6,
               6.43%, Due 3/25/28                                       83,101
    70,000   American Express Master Trust Asset-Backed
               Certificates, Series 1994-3, Class A,
               7.85%, Due 8/15/05                                       70,595
   222,767   American Housing Trust Collateralized
               Mortgage Obligation, Series XI, Class 3G,
               8.25%, Due 1/25/22                                      235,913
             Americredit Automobile Receivables
             Trust Asset-Backed Notes:
   500,000   Series 2002-C, Class A4, 3.55%, Due 2/12/09               503,699
   251,620   Series 2001-B, Class A4, 5.37%, Due 6/12/08               256,620
   118,014   Americredit Automobile Receivables Trust
               Floating Rate Asset-Backed Notes, Series
               2002-A, Class A3, 1.56%, Due 10/12/06                   118,102
   678,976   Banc of America Mortgage Securities, Inc.
               Variable Rate Pass-Through Certificates,
               Series 2003-B, Class 2A2, 4.41%, Due 3/25/33            680,333
   115,000   CS First Boston Mortgage Securities Corporation
               Mortgage-Backed Pass-Through Certificates,
               Series 2002-26, Class 3A5, 6.26%, Due 10/25/32          121,923
 1,000,000   Capital One Auto Finance Trust Asset-Backed
               Certificates, Series 2003-A, Class A4A,
               2.47%, Due 1/15/10                                      987,509
   179,687   Chase Manhattan Auto Owner Trust Asset-Backed
               Certificates, Series 2001-A, Class A4,
               5.07%, Due 2/15/08                                      182,134
 1,056,180   Countrywide Alternative Loan Trust Mortgage
               Pass-Through Certificates, Series 2003-J3,
               Class 2A1, 6.25%, Due 12/25/33                        1,075,232
   789,000   Ford Credit Auto Owner Trust
               Asset-Backed Notes, Series 2002-A,
               Class A-4A, 4.36%, Due 9/15/06                          801,048
    50,000   MBNA Master Credit Card Trust II
               Asset-Backed Certificates, Series 2000-A,
               Class A, 7.35%, Due 7/16/07                              51,455
   104,862   Merrill Lynch Trust Collateralized
               Mortgage Obligation, Series 47, Class Z,
               8.985%, Due 10/20/20                                    112,078
    14,700   National City Auto Receivables Trust
               Asset-Backed Notes, Series 2002-A,
               Class A3, 4.04%, Due 7/15/06                             14,761
   990,000   Onyx Acceptance Owner Trust Asset-Backed Notes,
               Series 2002-C, Class A4, 4.07%, Due 4/15/09           1,006,057
             Residential Asset Securities Corporation
             Home Equity Mortgage Asset-Backed
             Pass-Thru Certificates:
   197,400   Series 2002-KS8, Class A-2, 3.04%, Due 5/25/23            197,418
 1,000,000   Series 2003-KS8, Class AI2, 2.61%, Due 6/25/24            993,796
   373,333   Sears Credit Account Master Trust II Certificates,
               Series 1999-1, Class A, 5.65%, Due 3/17/09              377,912
   126,273   Structured Asset Mortgage Investments
               Trust Mortgage Pass-Through Certificates,
               Series 1999-2, Series 3A, 6.75%, Due 5/25/29            128,961
   500,000   Vendee Mortgage Trust Pass-Through Certificates,
               Series 2000-2, Class G, 7.50%, Due 10/15/09             517,113
   603,000   WFS Financial Owner Trust Auto Receivable
               Backed Notes, Series 2002-1, Class A4A,
               4.87%, Due 9/20/09                                      617,274
                                                                   -----------
             TOTAL NON-AGENCY MORTGAGE &
               ASSET BACKED SECURITIES
               (COST $9,243,309)                                     9,204,497
                                                                   -----------

             UNITED STATES GOVERNMENT &
               AGENCY ISSUES                               58.07%
             FHLMC Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
 1,000,000   Series 2676, Class JA, 4.00%, Due 8/15/13               1,011,198
 1,313,033   Series 2694, Class BA, 4.00%, Due 6/15/31               1,310,948
   466,818   Series 2550, Class PQ, 4.50%, Due 2/15/17                 469,084
 1,000,000   Series 2663, Class LN, 4.50%, Due 1/15/22               1,020,617
    31,465   Series 141, Class D, 5.00%, Due 5/15/21                    31,327
   216,664   Series 1624, Class KZ, 6.00%, Due 12/15/08                225,728
   285,000   Series 2091, Class PG, 6.00%, Due 11/15/28                292,884
    84,295   Series 1561, Class H, 6.50%, Due 5/15/08                   85,438
    55,712   Series 2346, Class PD, 6.50%, Due 12/15/14                 55,719
   145,650   Series 1643, Class E, 6.50%, Due 5/15/23                  147,435
   375,552   Series 1211, Class L, 7.00%, Due 3/15/07                  381,027
   425,230   Series 1595, Class D, 7.00%, Due 10/15/13                 446,573
     8,327   Series 1096, Class E, 7.00%, Due 6/15/21                    8,327

             FHLMC Participation Certificates:
   337,172   Pool #M90767, 4.50%, Due 11/1/07                          341,421
   397,121   Pool #M90766, 5.00%, Due 11/1/07                          405,034
   542,879   Pool #E01538, 5.00%, Due 12/1/18                          547,726
   574,960   Pool #420173, 5.75%, Due 4/1/30                           584,622
   183,919   Pool #C90493, 6.50%, Due 11/1/21                          193,301
   188,841   Pool #E65440, 7.50%, Due 11/1/10                          197,063
   106,306   Pool #G30067, 7.50%, Due 3/1/17                           114,435
   785,472   Pool #E99748, 8.00%, Due 11/1/15                          835,153
   105,507   Pool #A01379, 8.50%, Due 10/1/10                          112,290
   214,867   Pool #A01858, 8.50%, Due 7/1/21                           242,389
    52,049   FHLMC Structured Participation Certificates,
               Series 2289, Class NA, 11.997%, Due 5/15/20              60,580

             FHLMC Variable Rate Participation Certificates:
    87,747   Pool #390260, 3.41%, Due 10/1/30                           87,963
    40,307   Pool #420196, 5.306%, Due 11/1/30                          40,827
 1,000,000   FNMA Floating Rate Notes,
               3.4251%, Due 2/17/09                                    998,980

             FNMA Guaranteed Mortgage
             Pass-Thru Certificates:
   859,430   Pool #254863, 4.00%, Due 8/1/13                           857,511
   174,848   Pool #252442, 6.50%, Due 5/1/19                           183,589
   318,537   Pool #313806, 7.50%, Due 2/1/14                           331,760
    80,221   Pool #512255, 7.50%, Due 9/1/14                            85,534
   311,266   Pool #609554, 7.50%, Due 10/1/16                          331,918
    23,360   Pool #250806, 8.00%, Due 12/1/11                           25,017
    71,531   Pool #535852, 8.00%, Due 11/1/15                           76,578
   413,149   FNMA Guaranteed Real Estate Mortgage
               Investment Conduit Inverse Variable Rate
               Pass-Thru Certificates, Series 1993-113,
               Class SB, 9.7489%, Due 7/25/23                          456,343

             FNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   482,743   Series 2003-35, Class UC, 3.75%, Due 5/25/33              473,885
   300,000   Series 2002-97, Class NF, 4.50%, 3/25/22                  304,381
    11,131   Series 1993-209, Class H, 6.00%, Due 3/25/08               11,190
    20,000   Series 1993-154, Class H, 6.00%, Due 8/25/08               20,830
   397,131   Series 1994-7, Class PG, 6.50%, Due 1/25/09               415,002
   188,000   Series 1994-18, Class D, 6.75%, Due 2/25/24               197,853
   500,000   Series 1993-68, Class PL, 7.00%, Due 5/25/08              530,018
   240,715   Series 1993-250, Class Z, 7.00%, Due 12/25/23             254,866
    91,289   Series 1999-51, Class DB, 7.25%, Due 9/17/29               97,837
   486,518   Series G-41, Class PT, 7.50%, Due 10/25/21                518,104
    17,011   Series 1991-141, Class PZ, 8.00%, Due 10/25/21             18,441
   861,762   Series G92-44, Class ZQ, 8.00%, Due 7/25/22               932,901
    41,845   Series 1992-131, Class KB, 8.00%, Due 8/25/22              44,636
    11,865   Series G14, Class L, 8.50%, Due 6/25/21                    12,541
   895,558   Series 1990-28, Class X, 9.00%, Due 3/25/20               995,093

             FNMA Guaranteed Real Estate
             Mortgage Investment Conduit Variable
             Rate Pass-Thru Certificates:
 1,000,000   Series 2003-47, Class FP, 1.45%, Due 9/25/32              998,161
    26,615   Series 1993-179, Class FO, 4.00%, Due 10/25/23             27,186
   285,427   FNMA Guaranteed Variable Rate
               Mortgage Pass-Thru Certificates,
               Pool #316302, 6.825%, Due 11/1/18                       301,243
 1,500,000   FNMA Note, 4.25%, Due 7/15/07                           1,537,523

             GNMA Guaranteed Pass-Thru Certificates:
    21,693   Pool #365841, 7.00%, Due 9/15/08                           23,100
    11,753   Pool #413575, 7.00%, Due 12/15/10                          12,530

             GNMA Guaranteed Real Estate Mortgage
             Investment Conduit Pass-Thru Certificates:
   595,000   Series 2000-9, Class PB, 7.50%, Due 6/16/26               631,764
    48,095   Series 2000-1, Class TK, 7.50%, Due 1/20/30                50,768
 1,000,000   United States Treasury Note, 3.25%, Due 8/15/07         1,004,415
                                                                   -----------
             TOTAL UNITED STATES GOVERNMENT &
               AGENCY ISSUES (COST $21,908,213)                     22,010,607
                                                                   -----------

  SHARES
  ------
             SHORT-TERM INVESTMENTS                         5.59%
             MONEY MARKET MUTUAL FUNDS            2.96%
 1,122,024   SEI Daily Income Trust
               Government Fund--Class B                              1,122,024
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             UNITED STATES GOVERNMENT
               AND AGENCY ISSUES                  2.63%
 1,000,000   United States Treasury Bill,
               1.35%, Due 10/14/04                                     997,222
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $2,119,794)                                     2,119,246
                                                                   -----------
             TOTAL INVESTMENTS                             99.64%
               (COST $37,735,036)                                   37,769,638
                                                                   -----------
             OTHER ASSETS LESS LIABILITIES        0.36%                135,856
                                                                   -----------
             NET ASSETS                                   100.00%  $37,905,494
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2004

                                                                        BALANCED          CAPITAL
                                                     ALL CAP CORE        GROWTH         CONSERVATION
                                                         FUND             FUND              FUND
                                                     ------------       --------        ------------
ASSETS
   Investments in securities at market
     value (identified cost $37,981,667,
     $49,232,309 and $37,735,036,
     respectively)                                    $41,073,522      $53,870,523       $37,769,638
   Receivable for investments sold                        156,515           82,438                --
   Receivable for capital shares issued                   208,106               --                --
   Dividends and interest receivable                       41,882          157,050           219,946
   Other assets                                            13,505            6,996            11,998
                                                      -----------      -----------       -----------
       Total assets                                    41,493,530       54,117,007        38,001,582
                                                      -----------      -----------       -----------

LIABILITIES
   Payable to Adviser                                      50,031           68,308            25,270
   Payable for 12b-1 fees                                   2,017               --                --
   Payable for investments purchased                      206,473            4,006                --
   Payable for capital shares repurchased                     615          153,498                --
   Accrued expenses and other liabilities                  73,553           76,365            70,818
                                                      -----------      -----------       -----------
       Total liabilities                                  332,689          302,177            96,088
                                                      -----------      -----------       -----------
NET ASSETS                                            $41,160,841      $53,814,830       $37,905,494
                                                      -----------      -----------       -----------
                                                      -----------      -----------       -----------

NET ASSETS CONSIST OF:
   Paid in capital                                    $35,418,539      $45,248,754       $38,755,364
   Undistributed net investment income                     52,584          228,403                --
   Accumulated net realized
     gain (loss) on investments                         2,597,863        3,699,459          (884,472)
   Net unrealized appreciation
     on investments                                     3,091,855        4,638,214            34,602
                                                      -----------      -----------       -----------
       Net assets                                     $41,160,841      $53,814,830       $37,905,494
                                                      -----------      -----------       -----------
                                                      -----------      -----------       -----------

   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                                 4,198,431         3,934,602
   Net asset value, redemption price
     and offering price per share                                      $     12.82       $      9.63
                                                                       -----------       -----------
                                                                       -----------       -----------
   MEMORIAL CLASS:
   Net assets                                         $31,532,451
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                2,326,305
   Net asset value and redemption
     price per share                                  $     13.55
                                                      -----------
                                                      -----------
   ADVISER CLASS:
   Net assets                                         $ 9,628,390
   Shares outstanding of beneficial interest
     (unlimited shares, $0.01 par value)                  712,175
   Net asset value, redemption price
     and offering price per share                     $     13.52
                                                      -----------
                                                      -----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

                                                                        BALANCED          CAPITAL
                                                     ALL CAP CORE        GROWTH         CONSERVATION
                                                         FUND             FUND              FUND
                                                     ------------       --------        ------------
INVESTMENT INCOME:
   Dividend income (net of foreign
     taxes withheld of $0, $1,188,
     and $0, respectively)                             $  539,966       $  770,348        $       --
   Interest income                                          5,690          358,118           665,148
                                                       ----------       ----------        ----------
       Total investment income                            545,656        1,128,466           665,148
                                                       ----------       ----------        ----------
EXPENSES:
   Investment advisory fees                               264,886          385,714           165,133
   Distribution fees--Adviser Class                        12,426               --                --
   Shareholder servicing and accounting                    90,956           74,430            84,090
   Administration fees                                     52,738           48,083            38,699
   Professional fees                                       23,562           34,918            28,970
   Federal and state registration fees                     25,960           11,880            11,236
   Custody fees                                            14,750           19,134            18,158
   Trustees' fees and expenses                              9,346            9,736             9,278
   Reports to shareholders                                  6,258            4,666             4,022
   Other                                                    6,381            9,569             9,296
                                                       ----------       ----------        ----------
       Total expenses before
         reimbursements or recoveries                     507,263          598,130           368,882
   Expenses recovered (reimbursed)
     by the Adviser (Note 5)                              (53,361)              --            23,308
                                                       ----------       ----------        ----------
   Net expenses                                           453,902          598,130           392,190
                                                       ----------       ----------        ----------
NET INVESTMENT INCOME                                      91,754          530,336           272,958
                                                       ----------       ----------        ----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments              3,310,840        4,355,429          (178,322)
   Change in unrealized
     appreciation/depreciation
     on investments                                     1,616,439        2,091,713           296,016
                                                       ----------       ----------        ----------
   Net realized and unrealized
     gain on investments                                4,927,279        6,447,142           117,694
                                                       ----------       ----------        ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            $5,019,033       $6,977,478        $  390,652
                                                       ----------       ----------        ----------
                                                       ----------       ----------        ----------

                       See notes to financial statements.

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE PERIOD
                                                                          OCTOBER 1, 2002(1)<F8>
                                                  FOR THE YEAR ENDED             THROUGH
                                                    JULY 31, 2004             JULY 31, 2003
                                                  ------------------      ----------------------
OPERATIONS:
   Net investment income                              $    91,754              $    45,865
   Net realized gain (loss) on investments              3,310,840                  (19,107)
   Change in unrealized
     appreciation/depreciation on investments           1,616,439                1,475,416
                                                      -----------              -----------
       Net increase in net assets
         resulting from operations                      5,019,033                1,502,174
                                                      -----------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from
     capital share transactions                        11,860,400               23,524,806
                                                      -----------              -----------
DISTRIBUTIONS TO MEMORIAL CLASS SHAREHOLDERS:
   From net investment income                             (69,143)                 (10,291)
   From net capital gains                                (609,218)                  (9,663)
                                                      -----------              -----------
                                                         (678,361)                 (19,954)
                                                      -----------              -----------
DISTRIBUTIONS TO ADVISER CLASS SHAREHOLDERS:
   From net investment income                              (5,588)                      --
   From net capital gains                                 (75,002)                      --
                                                      -----------              -----------
                                                          (80,590)                      --
                                                      -----------              -----------
       Total increase in net assets                    16,120,482               25,007,026

NET ASSETS:
   Beginning of period                                 25,040,359                   33,333
                                                      -----------              -----------
   End of period (includes undistributed
     net investment income of $52,584
     and $35,571, respectively)                       $41,160,841              $25,040,359
                                                      -----------              -----------
                                                      -----------              -----------

(1)<F8>  Commencement of operations.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FOR THE PERIOD
                                                                      OCTOBER 1, 2002(1)<F9>(2)<F27>
                                                  FOR THE YEAR ENDED             THROUGH
                                                    JULY 31, 2004             JULY 31, 2003
                                                  ------------------  ------------------------------
OPERATIONS:
   Net investment income                              $   530,336              $   363,744
   Net realized gain (loss) on investments              4,355,429                  (13,669)
   Change in unrealized
     appreciation/depreciation on investments           2,091,713                2,546,501
                                                      -----------              -----------
       Net increase in net assets
         resulting from operations                      6,977,478                2,896,576
                                                      -----------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from
     capital share transactions                         6,522,260               38,709,439
                                                      -----------              -----------
DISTRIBUTIONS:
   Distributions from net investment income              (620,085)                (163,041)
   Distributions from net capital gains                  (538,468)                  (2,662)
                                                      -----------              -----------
                                                       (1,158,553)                (165,703)
                                                      -----------              -----------
       Total increase in net assets                    12,341,185               41,440,312

NET ASSETS:
   Beginning of period                                 41,473,645                   33,333
                                                      -----------              -----------
   End of period (includes undistributed
     net investment income of $228,403
     and $288,112, respectively)                      $53,814,830              $41,473,645
                                                      -----------              -----------
                                                      -----------              -----------

(1)<F9>  Commencement of operations.
(2)<F27> Please refer to Note 2.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              FOR THE PERIOD
                                                                      OCTOBER 1, 2002(1)<F10>(2)<F28>
                                                  FOR THE YEAR ENDED             THROUGH
                                                    JULY 31, 2004             JULY 31, 2003
                                                  ------------------  -------------------------------
OPERATIONS:
   Net investment income                              $   272,958              $   596,652
   Net realized loss on investments                      (178,322)                 (69,470)
   Change in unrealized
     appreciation/depreciation on investments             296,016                 (261,414)
                                                      -----------              -----------
       Net increase in net assets
         resulting from operations                        390,652                  265,768
                                                      -----------              -----------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase (decrease) in net assets
     resulting from capital share transactions         (6,917,376)              46,330,483
                                                      -----------              -----------
DISTRIBUTIONS:
   Distributions from net investment income              (647,484)                (879,399)
   Return of capital                                     (670,484)                      --
                                                      -----------              -----------
       Total distributions                             (1,317,968)                (879,399)
                                                      -----------              -----------
       Total increase (decrease) in net assets         (7,844,692)              45,716,852

NET ASSETS:
   Beginning of period                                 45,750,186                   33,334
                                                      -----------              -----------
   End of period                                      $37,905,494              $45,750,186
                                                      -----------              -----------
                                                      -----------              -----------

(1)<F10>  Commencement of operations.
(2)<F28>  Please refer to Note 2.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                       MEMORIAL CLASS                           ADVISER CLASS
                                              ----------------------------------      ----------------------------------
                                              FOR THE          FOR THE PERIOD         FOR THE          FOR THE PERIOD
                                                YEAR             OCTOBER 1,             YEAR            FEBRUARY 12,
                                               ENDED        2002(1)<F11> THROUGH       ENDED        2003(1)<F11> THROUGH
                                              JULY 31,            JULY 31,            JULY 31,            JULY 31,
                                                2004                2003                2004                2003
                                              --------      --------------------      --------      --------------------
PER SHARE DATA:
Net asset value,
  beginning of period                       $    11.76          $    10.00          $    11.75           $    10.17
                                           -----------         -----------         -----------          -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                          0.04                0.03                0.01                 0.00
   Net realized and unrealized
     gain on investments                          2.05                1.75                2.05                 1.58
                                           -----------         -----------         -----------          -----------
   Total from investment operations               2.09                1.78                2.06                 1.58
                                           -----------         -----------         -----------          -----------
LESS DISTRIBUTIONS:
   Dividends from net
     investment income                           (0.03)              (0.01)              (0.02)                  --
   Distributions from
     net capital gains                           (0.27)              (0.01)              (0.27)                  --
                                           -----------         -----------         -----------          -----------
   Total dividends and distributions             (0.30)              (0.02)              (0.29)                  --
                                           -----------         -----------         -----------          -----------
Net asset value, end of period              $    13.55          $    11.76          $    13.52           $    11.75
                                           -----------         -----------         -----------          -----------
                                           -----------         -----------         -----------          -----------
Total return                                    17.78%              17.75%(2)<F12>      17.53%               15.54%(2)<F12>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period               $31,532,451         $23,455,374          $9,628,390           $1,584,985
   Ratio of expenses to
     average net assets before
     reimbursement by Adviser                    1.40%               2.18%(3)<F13>       1.65%                2.34%(3)<F13>
   Ratio of expenses to
     average net assets after
     reimbursement by Adviser                    1.25%               1.33%(3)<F13>       1.50%                1.50%(3)<F13>
   Ratio of net investment
     income (loss) to
     average net assets before
     reimbursement by Adviser                    0.15%             (0.48)%(3)<F13>     (0.10)%              (0.63)%(3)<F13>
   Ratio of net investment income
     to average net assets after
     reimbursement by Adviser                    0.30%               0.37%(3)<F13>       0.05%                0.21%(3)<F13>
   Portfolio turnover rate(4)<F14>              95.80%             171.64%(2)<F12>      95.80%              171.64%(2)<F12>

(1)<F11>   Commencement of operations.
(2)<F12>   Not Annualized.
(3)<F13>   Annualized.
(4)<F14> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     FOR THE              FOR THE PERIOD
                                                                      YEAR                  OCTOBER 1,
                                                                      ENDED            2002(1)<F15> THROUGH
                                                                    JULY 31,                 JULY 31,
                                                                      2004                 2003(5)<F29>
                                                                    --------           --------------------
PER SHARE DATA:
Net asset value, beginning of period                                $    11.36               $    10.00
                                                                   -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F16>                                          0.13                     0.13
   Net realized and unrealized gain on investments                        1.61                     1.28
                                                                   -----------              -----------
   Total from investment operations                                       1.74                     1.41
                                                                   -----------              -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.15)                   (0.05)
   Distributions from net capital gains                                  (0.13)                   (0.00)
                                                                   -----------              -----------
   Total dividends and distributions                                     (0.28)                   (0.05)
                                                                   -----------              -----------
Net asset value, end of period                                      $    12.82               $    11.36
                                                                   -----------              -----------
                                                                   -----------              -----------
Total return                                                            15.37%                   14.18%(3)<F17>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $53,814,830              $41,473,645
   Ratio of expenses to average net assets before
     recovery of waived expenses by Adviser                              1.17%                    1.39%(4)<F18>
   Ratio of expenses to average net assets after
     recovery of waived expenses by Adviser                              1.17%                    1.47%(4)<F18>
   Ratio of net investment income to average net assets
     before recovery of waived expenses by Adviser                       1.03%                    1.58%(4)<F18>
   Ratio of net investment income to average net assets
     after recovery of waived expenses by Adviser                        1.03%                    1.50%(4)<F18>
   Portfolio turnover rate                                              78.44%                  124.13%(3)<F17>

(1)<F15>   Commencement of operations.
(2)<F16> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F17>   Not Annualized.
(4)<F18>   Annualized.
(5)<F29>   Please refer to Note 2.

                       See notes to financial statements.

OPTIMUM QTM FUNDS--CAPITAL CONSERVATION FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     FOR THE              FOR THE PERIOD
                                                                      YEAR                  OCTOBER 1,
                                                                      ENDED            2002(1)<F19> THROUGH
                                                                    JULY 31,                 JULY 31,
                                                                      2004                 2003(5)<F30>
                                                                    --------           --------------------
PER SHARE DATA:
Net asset value, beginning of period                                $     9.86               $    10.00
                                                                   -----------              -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F27>                                          0.06                     0.15
   Net realized and unrealized loss on investments                        0.02                    (0.07)
                                                                   -----------              -----------
   Total from investment operations                                       0.08                     0.08
                                                                   -----------              -----------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                  (0.15)                   (0.22)
   Return of capital                                                     (0.16)                      --
                                                                   -----------              -----------
   Total dividends and distributions                                     (0.31)                   (0.22)
                                                                   -----------              -----------
Net asset value, end of period                                      $     9.63               $     9.86
                                                                   -----------              -----------
                                                                   -----------              -----------
Total return                                                             0.86%                    0.82%(3)<F20>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                       $37,905,494              $45,750,186
   Ratio of expenses to average net assets before
     waiver or recovery of waived expenses by Adviser                    0.89%                    0.98%(4)<F21>
   Ratio of expenses to average net assets after
     waiver or recovery of waived expenses by Adviser                    0.95%                    0.95%(4)<F21>
   Ratio of net investment income to average net assets
     before waiver or recovery of waived expenses by Adviser             0.72%                    2.00%(4)<F21>
   Ratio of net investment income to average net assets
     after waiver or recovery of waived expenses by Adviser              0.66%                    2.03%(4)<F21>
   Portfolio turnover rate                                              96.92%                   68.89%(3)<F20>

(1)<F19>   Commencement of operations.
(2)<F27> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F20>   Not Annualized.
(4)<F21>   Annualized.
(5)<F30>   Please refer to Note 2.

                       See notes to financial statements.

OPTIMUM QTM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JULY 31, 2004

NOTE 1--DESCRIPTION OF FUND

The Optimum QTM Funds (the "Trust'') was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Capital Conservation Fund (collectively referred to as the "Funds''). Pursuant to the 1940 Act, the Funds are each "diversified'' series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

On February 12, 2003, the Trust offered a second class of shares of the All Cap Core Fund. At that time the existing class of the All Cap Core Fund was designated the Memorial Class and the new class was designated the Adviser Class.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is longterm growth through capital appreciation and current income. The primary investment objective of the Capital Conservation Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

     (a) Investment Valuation--Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP''). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other fixed income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data. U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

     (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

     (c) Securities Transactions--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     (d) Revision to Financial Information--The Balanced Growth and Capital Conservation Funds each invest a portion of their assets in mortgage and asset backed securities. The financial statements for the period from October 1, 2002 through July 31, 2003 have been adjusted to reclassify the gains and losses resulting from partial maturities on the mortgage and asset backed securities as an adjustment to interest income. These changes for the period from October 1, 2002 (commencement of operations) through July 31, 2003 are reflected in the Statement of Changes in Net Assets as follows:

     BALANCED GROWTH FUND:
                                           PREVIOUSLY REPORTED     AS REVISED
                                           -------------------     ----------
     Net investment income                       434,896             363,744
     Net realized loss on investments            (84,821)            (13,669)
     Change in unrealized appreciation/
       depreciation on investments             2,546,501           2,546,501
                                               ---------           ---------
        Net increase in net assets
          resulting from operations            2,896,576           2,896,576
                                               ---------           ---------
                                               ---------           ---------

     CAPITAL CONSERVATION FUND:
                                           PREVIOUSLY REPORTED     AS REVISED
                                           -------------------     ----------
     Net investment income                       879,399             596,652
     Net realized loss on investments           (352,217)            (69,470)
     Change in unrealized appreciation/
       depreciation on investments              (261,414)           (261,414)
                                                --------            --------
        Net increase in net assets
          resulting from operations              265,768             265,768
                                                --------            --------
                                                --------            --------

     On the Financial Highlights, the ratios of net investment income have been reduced. The reclassifications for the Financial Highlights are as follows:

                                                          FOR THE PERIOD FROM OCTOBER 1, 2002(1)<F27>
                                                                     THROUGH JULY 31, 2003

                                                             BALANCED           CAPITAL CONSERVATION
                                                           GROWTH FUND                  FUND
                                                           -----------          --------------------
     Decrease in ratios of net investment income
       to average net assets (before and after
       expense reimbursement by Adviser)                      0.30%                    0.96%

     (1)<F27>  Commencement of operations.

     These reclassifications had no effect on the Funds' net assets, net asset value per share, or the net increase in net assets resulting from operations.

     (e) Distributions to Shareholders--The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for the All Cap Core Fund and the Balanced Growth Fund. The Capital Conservation Fund declares dividends daily and distributes dividends on a monthly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Capital Conservation Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

     The tax components of the dividends paid during the year ended July 31, 2004 are as follows:

                                        RETURN OF     ORDINARY      LONG-TERM
                                         CAPITAL       INCOME     CAPITAL GAINS
                                      DISTRIBUTIONS   DIVIDENDS   DISTRIBUTIONS
                                      -------------   ---------   -------------
     All Cap Core Fund--Memorial Class        --     $  678,361      $   --
     All Cap Core Fund--Adviser Class         --         80,590          --
     Balanced Growth Fund                     --      1,158,553          --
     Capital Conservation Fund           670,484        647,484          --

     The tax components of the dividends paid during the fiscal year ended July 31, 2003 are as follows:

                                               ORDINARY        LONG-TERM
                                                INCOME       CAPITAL GAINS
                                               DIVIDENDS     DISTRIBUTIONS
                                               ---------     -------------
     All Cap Core Fund--Memorial Class         $ 19,954         $   --
     All Cap Core Fund--Adviser Class                --             --
     Balanced Growth Fund                       165,703             --
     Capital Conservation Fund                  879,399             --

     (f) Federal Income Taxes--The Funds intend to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     (g) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (h) Expenses--The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

     (i) Guarantees and Indemnifications--In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At July 31, 2004, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:

ALL CAP CORE FUND--MEMORIAL CLASS

                                                                           FOR THE PERIOD
                                                YEAR ENDED         OCTOBER 1, 2002(1)<F22> THROUGH
                                              JULY 31, 2004                 JULY 31, 2003
                                           -------------------     -------------------------------
                                           SHARES       AMOUNT          SHARES        AMOUNT
                                           ------       ------          ------        ------
     Sales                                 491,472     $6,331,829      2,107,938    $23,239,337
     Reinvestments                          50,724        677,158          1,888         19,940
     Redemptions                          (210,799)    (2,876,310)      (118,251)    (1,278,305)
                                         ---------    -----------      ---------    -----------
     Net Increase                          331,397     $4,132,677      1,991,575    $21,980,972
                                         ---------    -----------      ---------    -----------
     SHARES OUTSTANDING
          Beginning of Period            1,994,908                         3,333
                                         ---------                     ---------
          End of Period                  2,326,305                     1,994,908
                                         ---------                     ---------
                                         ---------                     ---------

ALL CAP CORE FUND--ADVISER CLASS

                                                                           FOR THE PERIOD
                                                YEAR ENDED         OCTOBER 1, 2002(1)<F22> THROUGH
                                              JULY 31, 2004                 JULY 31, 2003
                                           -------------------     -------------------------------
                                           SHARES       AMOUNT          SHARES        AMOUNT
                                           ------       ------          ------        ------
     Sales                                 628,192    $ 8,403,047        142,421    $ 1,631,057
     Reinvestments                           6,030         80,376             --             --
     Redemptions                           (56,962)      (755,700)        (7,506)       (87,223)
                                         ---------    -----------      ---------    -----------
     Net Increase                          577,260    $ 7,727,723        134,915    $ 1,543,834
                                         ---------    -----------      ---------    -----------
     SHARES OUTSTANDING
          Beginning of Period              134,915                            --
                                         ---------                     ---------
          End of Period                    712,175                       134,915
                                         ---------                     ---------
                                         ---------                     ---------
     TOTAL NET INCREASE                               $11,860,400                   $23,524,806
                                                      -----------                   -----------
                                                      -----------                   -----------

BALANCED GROWTH FUND

                                                                           FOR THE PERIOD
                                                YEAR ENDED         OCTOBER 1, 2002(1)<F22> THROUGH
                                              JULY 31, 2004                 JULY 31, 2003
                                           -------------------     -------------------------------
                                           SHARES       AMOUNT          SHARES        AMOUNT
                                           ------       ------          ------        ------
     Sales                                 743,681    $ 9,047,232      3,825,656    $40,629,541
     Reinvestments                          92,162      1,157,452         15,990        165,650
     Redemptions                          (289,229)    (3,682,424)      (193,162)    (2,085,752)
                                         ---------    -----------      ---------    -----------
     Net Increase                          546,614    $ 6,522,260      3,648,484    $38,709,439
                                         ---------    -----------      ---------    -----------
                                                      -----------                   -----------
     SHARES OUTSTANDING
          Beginning of Period            3,651,817                         3,333
                                         ---------                     ---------
          End of Period                  4,198,431                     3,651,817
                                         ---------                     ---------
                                         ---------                     ---------

(1)<F22>  Commencement of operations.

CAPITAL CONSERVATION FUND

                                                                           FOR THE PERIOD
                                                YEAR ENDED         OCTOBER 1, 2002(1)<F23> THROUGH
                                              JULY 31, 2004                 JULY 31, 2003
                                           -------------------     -------------------------------
                                           SHARES       AMOUNT          SHARES        AMOUNT
                                           ------       ------          ------        ------
     Sales                                 165,459    $ 1,621,902      5,000,684    $49,954,883
     Reinvestments                         135,074      1,317,441         87,926        877,428
     Redemptions                        (1,007,116)    (9,856,719)      (450,759)    (4,501,828)
                                         ---------    -----------      ---------    -----------
     Net Increase (Decrease)              (706,583)   $(6,917,376)     4,637,851    $46,330,483
                                         ---------    -----------      ---------    -----------
                                                      -----------                   -----------
     SHARES OUTSTANDING
          Beginning of Period            4,641,185                         3,334
                                         ---------                     ---------
          End of Period                  3,934,602                     4,641,185
                                         ---------                     ---------
                                         ---------                     ---------

(1)<F23>  Commencement of operations.

NOTE 4--INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the year ended July 31, 2004 were as follows:

                                           PURCHASES                                 SALES
                                ------------------------------          ------------------------------
                                U.S. GOVERNMENT          OTHER          U.S. GOVERNMENT          OTHER
                                ---------------          -----          ---------------          -----
All Cap Core Fund                 $        --         $43,878,198         $        --         $32,804,771
Balanced Growth Fund                2,622,488          43,282,462           1,141,633          37,186,233
Capital Conservation Fund          11,248,776          25,229,765          12,625,557          24,618,091

At July 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                      BALANCED       CAPITAL
                                     ALL CAP CORE      GROWTH      CONSERVATION
                                         FUND           FUND           FUND
                                     ------------     --------     ------------
Cost of Investments                  $37,984,805    $49,318,722    $38,368,437
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Gross unrealized appreciation        $ 4,338,869    $ 5,600,349    $   401,136
Gross unrealized depreciation         (1,250,152)    (1,048,548)      (999,935)
                                     -----------    -----------    -----------
Net unrealized
  appreciation/(depreciation)        $ 3,088,717    $ 4,551,801    $  (598,799)
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Undistributed ordinary income          1,786,817      1,967,775             --
Undistributed long-term capital gain     866,768      2,051,256             --
                                     -----------    -----------    -----------
Total distributable earnings         $ 2,653,585    $ 4,019,031    $        --
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------
Other accumulated losses             $        --    $    (4,756)   $  (251,071)
                                     -----------    -----------    -----------
Total accumulated earnings/(losses)  $ 5,742,302    $ 8,566,076    $  (849,870)
                                     -----------    -----------    -----------
                                     -----------    -----------    -----------

At July 31, 2004, the Capital Conservation Fund had an accumulated net realized capital loss carryover of $251,071 which expires in 2012. To the extent the Capital Conservation Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement'') with Harris Bretall Sullivan & Smith, LLC acting through its autonomous operating division, MDT Advisers (the "Adviser''), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Capital Conservation Fund.

The Adviser has agreed to waive all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core Fund-- Adviser Class and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Capital Conservation Fund do not exceed 0.95% of its average daily net assets through November 30, 2004.

From Inception through February 11, 2003, the Adviser had agreed to cap the expenses of the All Cap Core Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2004, the Adviser has agreed to defer receipt of all or part of its advisory fee and/or reimburse the All Cap Core Fund--Memorial Class so that the expenses do not exceed 1.25% of the class' average daily net assets.

For a period of three years after the year in which the Adviser waives or reimburses Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap Core--Adviser Class, and Balanced Growth Funds, exceed 1.25% for the All Cap Core Fund--Memorial Class or exceed 0.95% for the Capital Conservation Fund.

Each of the Funds incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. During the year ended July 31, 2004, the Capital Conservation reimbursed $23,308 that the Adviser had advanced for organizational expenses and for Fund expenses the Adviser absorbed for the fiscal year ended July 31, 2003. The All Cap Core Fund has not reimbursed the Adviser for any of the organizational expenses during the year ended July 31, 2004.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                                        CAPITAL
                                  ALL CAP CORE        CONSERVATION
      YEAR OF EXPIRATION              FUND                FUND
      ------------------              ----                ----
        July 31, 2006               $124,758             $4,163
        July 31, 2007               $ 53,361                 --

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6--DISTRIBUTION PLAN

The Trust, on behalf of the All Cap Core Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 plan"), which provides that the Adviser Class of the All Cap Core Fund may pay distribution fees of up to 0.25% of the class' average daily net assets to Quasar Distributors, LLC (the "Distributor"), an affiliate of U.S. Bancorp Fund Services, LLC. Payments under the 12b-1 plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Adviser Class Shares. For the year ended July 31, 2004, the All Cap Core Fund incurred $12,426 in fees pursuant to the 12b-1 plan.

                             REPORT OF INDEPENDENT
                       REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Optimum QTM Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Optimum QTM-All Cap Core Fund, Optimum QTM-Balanced Growth Fund and Optimum QTM-Capital Conservation Fund (constituting Optimum QTM Funds, hereafter referred to as the "Funds") at July 31, 2004, the results of its operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and highlights of the Funds as of July 31, 2003 and the period then ended were audited by a different independent registered public accounting firm whose report dated August 29, 2003 expressed an unqualified opinion on those statements.

/s/PricewaterhouseCoopers LLP

October 25, 2004

ADDITIONAL INFORMATION

INFORMATION ABOUT THE TRUSTEES

The Board of Trustees of the Trust supervises the management and affairs of the Funds. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling tollfree 1-86-OPTIMUM-Q (1-866-784-6867).

INDEPENDENT TRUSTEES

                                          TERM OF                                               # OF
                                          OFFICE                                             PORTFOLIOS     OTHER
                                          AND               PRINCIPAL                          IN FUND      TRUSTEESHIPS/
                          POSITION(S)     LENGTH            OCCUPATION(S)                      COMPLEX      DIRECTORSHIPS
NAME, ADDRESS             HELD WITH       OF TIME           DURING PAST                       OVERSEEN      HELD BY
AND AGE                   FUND            SERVED            FIVE YEARS                       BY TRUSTEE     TRUSTEE
-------------             -----------     -------           -------------                    ----------     -------------
Albert H. Elfner, III     Trustee         Indefinite        Chairman, Evergreen                   3         Unitel Corp, investor
53 Chestnut Street                        term;             Investment                                      owned utility(1998-
Boston, MA 02114                          Since             Management, an                                  present).
DOB: 10/6/44                              August            investment
                                          2002              management company
                                                            (1996-1999);
                                                            Chairman/CEO,
                                                            Keystone Investment,
                                                            an investment
                                                            company (1992-1996).

Jean E. de Valpine        Trustee,        Indefinite        Retired                               3         MDT Advisers, an
c/o 125 Cambridge         Chairman        Term;                                                             investment adviser
Park Drive                                Since                                                             (1987-2002); Visarc,
Cambridge, MA 02140                       August                                                            Inc., a computer
DOB: 12/14/21                             2002                                                              company (1986-
                                                                                                            present); TradeCraft
                                                                                                            Corp., a patent
                                                                                                            company (1998-
                                                                                                            present).

C. Roderick O'Neil        Trustee         Indefinite        Chairman, O'Neil                      3         Beckman Coulter,
O'Neil Associates                         term;             Associates, an                                  Inc. (Director
P.O. Box 405                              Since             investment consultant                           Emeritus beginning
South Glastonbury, CT                     August            (1984-present).                                 in 2003), a medical
06073-0405                                2002                                                              instruments
DOB: 1/26/31                                                                                                company (1994-
                                                                                                            present); Ambac
                                                                                                            Financial Services,
                                                                                                            an insurance
                                                                                                            company (1991-
                                                                                                            2001); Memorial
                                                                                                            Drive Trust, profit
                                                                                                            sharing accounts
                                                                                                            (1974-2002); CIIT, a
                                                                                                            money market fund
                                                                                                            (1996-present).

Harland A. Riker, Jr.     Trustee         Indefinite        Retired                               3         Interstate Resource,
c/o 125 Cambridge                         term;                                                             a paper/packaging
Park Drive                                Since                                                             company; Chairman
Cambridge, MA 02140                       August                                                            of Advisory Board,
DOB: 8/1/28                               2002                                                              Palamon Capital
                                                                                                            Partners, a UK-
                                                                                                            based private equity
                                                                                                            firm investing in
                                                                                                            Europe; Provident
                                                                                                            Art Trust Foundation.

INTERESTED TRUSTEES AND OFFICERS

R. Schorr Berman*<F24>    Trustee,        Indefinite        President and Chief                   3         Keurig Premium
125 Cambridge             President       Term;             Investment Officer,                             Coffee System, a
Park Drive                                Since             MDT Advisers, a                                 signal/cup coffee
Cambridge, MA 02140                       August            division of Harris                              brewing system
DOB: 8/22/48                              2002              Bretall Sullivan &                              (2001-present);
                                                            Smith, LLC, an                                  Intranets.com, an
                                                            investment adviser                              intranet software
                                                            and its predecessor,                            company (1999-
                                                            MDT Advisers, Inc.                              present).
                                                            (1987-present).

John C. Duane             Treasurer       Indefinite        Controller, MDT                      N/A        N/A
125 Cambridge                             Term;             Advisers, a division of
Park Drive                                Since             Harris Bretall Sullivan
Cambridge, MA 02140                       2002              & Smith, LLC, an
DOB: 5/21/54                                                investment adviser and
                                                            its predecessor, MDT
                                                            Advisers, Inc. (1999-
                                                            present); Controller,
                                                            Bank Boston, N.A.,
                                                            investment banking
                                                            company (1995-1999).

John F. Sherman           Secretary       Indefinite        Portfolio Manager,                   N/A        N/A
125 Cambridge                             Term;             MDT Advisers, a
Park Drive                                 Since            division of Harris
Cambridge, MA 02140                       August            Bretall Sullivan &
DOB: 8/28/67                              2002              Smith, LLC, an investment
                                                            adviser and its predecessor,
                                                            MDT Advisers, Inc (2000-
                                                            present); Senior Analyst,
                                                            Citizens Financial Group,
                                                            a banking company (1999-
                                                            2000); Senior Analyst,
                                                            FDIC, bank supervisor
                                                            (1991-1999).

*<F24> Mr. Berman is considered an "interested person'' as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.

Optimum QTM Funds

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On July 27, 2004, the Board of Trustees selected PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Funds for the fiscal year ended July 31, 2004 after a recommendation from the Funds' Audit Committee to fill a vacancy in such a position in accordance with Section 32(a)(2) of the 1940 Act resulting from Ernst & Young LLP's resignation on June 22, 2004. There were no disagreements with Ernst & Young LLP on any matter of accounting principles or practice, financial statement disclosure or auditing scope or procedure during the previous fiscal years or through the date of their resignation.

The Funds represent that they had not consulted with PricewaterhouseCoopers LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinions that might be rendered on the Funds' financial statements.

ADDITIONAL TAX INFORMATION

The All Cap Core Fund and Balanced Growth Fund designate 24% and 21%, respectively, of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 25% and 23% of ordinary distributions paid by the All Cap Core Fund and Balanced Growth Fund, respectively, qualify for the dividend received deduction.

PROXY VOTING. A description of the Trust's proxy voting policies and procedures relating to the holdings of each Fund is available by calling 1-86-OPTIMUM-Q (1-866-784-6867). Furthermore, you can obtain the description on the SEC's website at http://www.sec.gov.

PROXY VOTING RECORD. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge by calling 1-86-OPTIMUM-Q (1-866-784-6867). Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

(OPTIMUM Q FUNDS LOGO)

INVESTMENT ADVISER     INDEPENDENT REGISTERED      LEGAL COUNSEL
MDT Advisers,          PUBLIC ACCOUNTING FIRM      Paul, Hastings, Janofsky &
a division of Harris   PricewaterhouseCoopers LLP    Walker, LLP
Bretall Sullivan &     100 E. Wisconsin Avenue     55 Second Street, 24th Floor
  Smith, LLC           Milwaukee, WI 53202         San Francisco, CA 94105
125 CambridgePark Drive
Cambridge, MA 02140

CUSTODIAN              ADMINISTRATOR, TRANSFER     DISTRIBUTOR
U.S. Bank, N.A.        AGENT AND FUND ACCOUNTANT   Quasar Distributors, LLC
425 Walnut Street      U.S. Bancorp Fund           615 E. Michigan Street
Cincinnati, OH 45202     Services, LLC             Milwaukee, WI 53202
                       615 E. Michigan Street
                       Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the Optimum QTM Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-86-OPTIMUM-Q (1-866-784-6867) or at www.optimumqfunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant has posted its code of ethics on its Internet website: www.optimumqfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Albert H. Elfner, III and C. Roderick O'Neil are the audit committee financial experts and are considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                             FYE 07/31/2004*<F25>       FYE 07/31/2003*<F25>
                             --------------------       --------------------
Audit Fees                   $42,000                    $30,000
Audit-Related Fees           $0                         $0
Tax Fees                     $11,700                    $6,000
All Other Fees               $0                         $0

*<F25> The Trust notes that all fees for the fiscal year ended July 31, 2003 were paid to Ernst & Young, LLP and that all fees for the fiscal year ended July 31, 2004 were paid to PricewaterhouseCoopers, LLP.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees             FYE 07/31/2004*<F26>   FYE 07/31/2003*<F26>
----------------------             --------------------   --------------------
Registrant                         $0                     $0
Registrant's Investment Adviser    $11,000                $13,200

*<F26> The Trust notes that all amounts listed in the table above were amounts paid to PricewaterhouseCoopers, LLP, the Trust's independent registered public accounting firm for the fiscal year ended July 31, 2004.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

The Registrant has provided a full Schedule of Investments as a part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Optimum Q Funds
                   ----------------------------------------

     By (Signature and Title)   /s/R. Schorr Berman
                                ---------------------------
                                R. Schorr Berman, President

     Date      November 9, 2004
            -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ R. Schorr Berman
                                ---------------------------
                                R. Schorr Berman, President

     Date      November 9, 2004
            -----------------------------------------------

     By (Signature and Title)   /s/ John Duane
                                ---------------------------
                                John Duane, Treasurer

     Date      November 9, 2004
            -----------------------------------------------